ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB

Accounts receivable	18,888	21,382
Less: Allowance for doubtful accounts	(6,927)	(7,703)
Accounts receivable, net	11,961	13,679

Allowance for doubtful accounts:

	As of December 31,
	2021	2022
	RMB	RMB

Balance at beginning of year	(3,804)	(6,927)
Addition	(4,790)	(1,124)
Written off	1,667	348
Balance at end of year	(6,927)	(7,703)